INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2025
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

6.INTANGIBLE ASSETS, NET

As of December 31, 2025 and 2024, intangible assets, net consisted of the following:

	As of December 31,
	2025	2024
Trademark identified in reverse acquisition (1)	$15,100	$15,100
Technology identified in acquisition of Morning Star (Note 4) (2)	13,972	13,972
Customer relationship (3)	10,100	—
Software	70	68
Total	39,242	29,140
Less: Accumulated amortization	(12,235)	(8,427)
Less: Accumulated impairment loss	(16,946)	—
Intangible assets, net	$10,061	$20,713
(1)	The trademark was identified in reverse acquisition of KAH with Haitaoche on June 25, 2021. The Group provided full impairment of $8,305 against the trademark. As of December 31, 2025, the trademark was $nil.
(2)	The technology was identified in acquisition of Morning Star on August 23, 2023. The Group provided full impairment of $8,641 against the technology. As of December 31, 2025, the technology was $nil.
(3)	The customer relationship was identified in acquisition of Zhejiang Ordinary Smile on December 1, 2025. As of December 31, 2025, the customer relationship had remaining useful life of 10 years.

For the years ended December 31, 2025, 2024 and 2023, amortization expense was $3,807, $3,723 and $2,436, respectively. The following is a schedule, by fiscal years, of amortization amount of intangible asset as of December 31, 2025:

2026	$2,027
2027	2,027
2028	2,027
2029	2,027
2030 and thereafter	1,953
Total	$10,061